American Beacon International Equity Fund

Supplement dated

July 1, 2020

to the

Prospectus, Summary Prospectus, and Statement of Additional Information, each dated February 28, 2020, as previously amended or supplemented

Effective July 1, 2020, James A. Doyle of Causeway Capital Management LLC will no longer serve as a portfolio manager for the American Beacon International Equity Fund. Accordingly, effective July 1, 2020, all references to Mr. Doyle in the Prospectus, Summary Prospectus, and Statement of Additional Information are deleted.

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